FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENT
Schedule of fair value assets measured on recurring basis
Assets measured at fair value on a recurring basis are summarized below (in millions):

	Fair Value Measurement at December 31, 2022 Using			Fair Value at December 31, 2022
	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Assets
Financial products (Note 2, 7)	—	15,893	—	15,893
Time deposits (Note 2, 7)	—	25,166	—	25,166
Derivative instruments (Note 2)	—	70	48	118
Listed equity securities (Note 7)	11,934	—	—	11,934
Available-for-sale debt investments (Note 7)	—	—	2,601	2,601

Total Assets	11,934	41,129	2,649	55,712

Liabilities
Exchangeable senior notes (Note 12)	—	4,204	—	4,204
Derivative instruments (Note 2):	—	84	—	84

Total Liabilities	—	4,288	—	4,288

	Fair Value Measurement at December 31, 2023 Using
	Level 1	Level 2	Level 3	Fair Value at December 31, 2023
	RMB	RMB	RMB	RMB	US$

Assets
Financial products (Note 2, 7)	—	9,658	—	9,658	1,360
Time deposits (Note 2, 7)	—	23,558	—	23,558	3,318
Derivative instruments (Note 2)	—	101	60	161	23
Listed equity securities (Note 7)	9,990	—	—	9,990	1,407
Available-for-sale debt investments (Note 7)	—	—	2,095	2,095	295

Total Assets	9,990	33,317	2,155	45,462	6,403

Liabilities
Exchangeable senior notes (Note 12)	—	3,696	—	3,696	521
Derivative instruments (Note 2)	—	61	—	61	9

Total Liabilities	—	3,757	—	3,757	530

Schedule of roll forward of major Level 3 Investments
The roll forward of major Level 3 Investments are as follows (RMB in millions):

Total
Fair value of Level 3 Investments as at December 31, 2021	3,354
New addition	86
Disposal of investments	(28)
Effect of exchange rate change	152
Expected credit losses	(906)
The change in fair value of the investments	(57)

Fair value of Level 3 Investments as at December 31, 2022	2,601

Transfer into Level 3	183
New addition	55
Effect of exchange rate change	57
Expected credit losses	(115)
The change in fair value of the investments	(686)

Fair value of Level 3 Investments as at December 31, 2023	2,095

Schedule of significant unobservable inputs adopted in the valuation	The significant unobservable inputs adopted in the valuation as of December 31, 2023 are as follows:

Unobservable Input	2022	2023
Revenue growth rate	2.5%-100%	-61.2%-31%
Weighted average cost of capital	13.5%-21%	13.0%-21%
Lack of marketability discount	15%-30%	10%-20.5%
Expected volatility	41%-68.05%	33%-66.70%
Probability	Liquidation scenario: 30%-100% Redemption scenario: 10%-45% Conversion scenario: 0%~40%	Liquidation scenario: 5%-95% Redemption scenario: 0%-30% Conversion scenario: 5%~95%